Retirement Benefit Obligations - Summary of Average Duration and Scheme Composition (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Eurozone [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	18 years 1 month 6 days	17 years 1 month 6 days	17 years 9 months 18 days
Active plan participants	74.00%	71.00%	72.00%
Deferred plan participants	8.00%	9.00%	9.00%
Retirees	18.00%	20.00%	19.00%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	17 years 9 months 18 days	16 years 4 months 24 days	17 years 2 months 12 days
Active plan participants	74.00%	83.00%	84.00%
Deferred plan participants
Retirees	26.00%	17.00%	16.00%
United States and Canada [member]
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	12 years 6 months	12 years 1 month 6 days	12 years 2 months 12 days
Active plan participants	44.00%	46.00%	40.00%
Deferred plan participants	12.00%	18.00%	16.00%
Retirees	44.00%	36.00%	44.00%